SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME - Disclosure of general and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
General and administrative expenses	$ 16,228	$ 16,748	$ 12,103
Salaries and related benefits
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
General and administrative expenses	8,881	8,492	5,837
Office expenses
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
General and administrative expenses	2,634	2,349	1,366
Professional fees
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
General and administrative expenses	3,156	3,897	3,245
Depreciation and amortization
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
General and administrative expenses	1,309	1,599	950
Others
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
General and administrative expenses	$ 248	$ 411	$ 705